Annual Total Returns [BarChart] - 1290 Retirement 2025 Fund - Class I Shares	Mar. 01, 2021
Bar Chart Table:
Annual Return 2018	(3.76%)
Annual Return 2019	18.54%
Annual Return 2020	7.10%